Investment Risks - Risk Nondiversified Status [Member]	Apr. 23, 2026
E*TRADE No Fee Large Cap Index Fund | E*TRADE No Fee Large Cap Index Fund
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. To the extent the Fund becomes "non-diversified" for periods of time solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index, the Fund may invest a greater percentage of its assets in a single issuer or a smaller number of issuers than a diversified fund. As a result, the Fund may be more susceptible to adverse developments affecting one or more issuers, and the value of Fund shares may be more volatile.

E*TRADE No Fee Total Market Index Fund | E*TRADE No Fee Total Market Index Fund
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. To the extent the Fund becomes "non-diversified" for periods of time solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index, the Fund may invest a greater percentage of its assets in a single issuer or a smaller number of issuers than a diversified fund. As a result, the Fund may be more susceptible to adverse developments affecting one or more issuers, and the value of Fund shares may be more volatile.

E*TRADE No Fee International Index Fund | E*TRADE No Fee International Index Fund
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. To the extent the Fund becomes "non-diversified" for periods of time solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index, the Fund may invest a greater percentage of its assets in a single issuer or a smaller number of issuers than a diversified fund. As a result, the Fund may be more susceptible to adverse developments affecting one or more issuers, and the value of Fund shares may be more volatile.